Investment Securities - Schedule of Securities with Gross Unrealized Losses Aggregated by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross Unrealized Losses
Less Than Twelve Months	$ (962)	$ (27,757)
Twelve Months or More	(72,420)	(36,084)
Total	(73,382)	(63,841)
Estimated Fair Value
Less Than Twelve Months	237,384	2,813,985
Twelve Months or More	2,740,272	1,304,515
Total	2,977,656	4,118,500
Gross Unrealized Losses
Less than twelve months	(3)	(265)
Over twelve months	(3,505)	(660)
Total	(3,508)	(925)
Estimated Fair Value
Less than twelve months	2,059	66,150
Over twelve months	169,177	22,300
Total	171,236	88,450
U.S. Government-sponsored enterprise obligations
Gross Unrealized Losses
Less Than Twelve Months		(254)
Twelve Months or More		(152)
Total		(406)
Estimated Fair Value
Less Than Twelve Months		29,744
Twelve Months or More		9,848
Total		39,592
Obligations of state and political subdivisions
Gross Unrealized Losses
Less Than Twelve Months	(9)	(326)
Twelve Months or More	(714)	(1,167)
Total	(723)	(1,493)
Estimated Fair Value
Less Than Twelve Months	4,112	31,601
Twelve Months or More	30,268	68,609
Total	34,380	100,210
Gross Unrealized Losses
Less than twelve months	(3)	(263)
Over twelve months	(2,494)	(12)
Total	(2,497)	(275)
Estimated Fair Value
Less than twelve months	2,059	65,817
Over twelve months	151,699	3,031
Total	153,758	68,848
Mortgage-backed securities: Residential agency
Gross Unrealized Losses
Less Than Twelve Months	(816)	(22,760)
Twelve Months or More	(56,257)	(29,330)
Total	(57,073)	(52,090)
Estimated Fair Value
Less Than Twelve Months	197,057	2,366,569
Twelve Months or More	2,193,862	1,061,588
Total	2,390,919	3,428,157
Gross Unrealized Losses
Less than twelve months	0	(2)
Over twelve months	(1,011)	(648)
Total	(1,011)	(650)
Estimated Fair Value
Less than twelve months	0	333
Over twelve months	17,478	19,269
Total	17,478	19,602
Mortgage-backed securities: Commercial agency
Gross Unrealized Losses
Less Than Twelve Months	(43)	(3,503)
Twelve Months or More	(14,756)	(5,435)
Total	(14,799)	(8,938)
Estimated Fair Value
Less Than Twelve Months	18,190	310,769
Twelve Months or More	483,565	164,470
Total	501,755	475,239
Other securities
Gross Unrealized Losses
Less Than Twelve Months	(94)	(914)
Twelve Months or More	(693)	0
Total	(787)	(914)
Estimated Fair Value
Less Than Twelve Months	18,025	75,302
Twelve Months or More	32,577	0
Total	$ 50,602	$ 75,302